Income Tax - Schedule of Deferred Tax Assets and Liabilities Recognized (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major components of tax expense (income) [abstract]
Deferred tax assets	₽ 96	₽ 1,502
Deferred tax liabilities	(11,494)	(16,282)
Deferred tax liabilities, net	₽ (11,398)	₽ (14,780)	₽ (9,598)	₽ (1,615)